Owners' Equity - Operating Partnership (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2015
Common Shares
Common units outstanding (in shares)	3,520,205	3,520,205
Units issued in connection with acquisitions (in shares)	0	0	0
Share Repurchase
Share repurchase, value			$ 40,896,000
Liberty Property Limited Partnership
Common Shares
Common units outstanding (in shares)	3,520,205	3,520,205
Closing price of the common shares	$ 147,400,000
Units issued in connection with acquisitions (in shares)	0	0	0
Share Repurchase
Share repurchase, value			$ 40,896,000
Liberty Property Limited Partnership | Common units
Dividend Reinvestment and Share Purchase Plan
Dividend reinvestment plan (in shares)	36,807	42,366	56,426
Share Repurchase
Stock repurchase program, authorized amount				$ 250,000,000
Share repurchase (in shares)		0	1,400,000
Share repurchase, value			$ 40,900,000